Taxes (Details) - Schedule of deferred tax assets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of deferred tax assets [Abstract]
Provision for doubtful accounts	$ 302,536	$ 255,119
Depreciation and amortization	112,595	53,992
Net operating loss carryforward	517,537	272,815
Valuation allowance	(517,537)	(272,815)
Total deferred tax assets	$ 415,131	$ 309,111